Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Strategic Education, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	0-21039
Entity Tax Identification Number	52-1975978
Entity Address, Address Line One	2303 Dulles Station Boulevard,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	703
Local Phone Number	561-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001013934
Amendment Flag	false